Borrowings - Analysis of Borrowings by Currency (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Short-term bank loans, overdrafts and commercial paper	£ 686	£ 464
Term debt	5,319	4,398
Lease liabilities	360	391
Total	6,365	5,253
US dollars [member]
Disclosure of detailed information about borrowings [line items]
Short-term bank loans, overdrafts and commercial paper	19	103
Term debt	2,493	2,044
Lease liabilities	177	187
Total	2,689	2,334
Pounds Sterling [member]
Disclosure of detailed information about borrowings [line items]
Short-term bank loans, overdrafts and commercial paper	314	262
Term debt	300	299
Lease liabilities	66	69
Total	683	630
Euro [member]
Disclosure of detailed information about borrowings [line items]
Short-term bank loans, overdrafts and commercial paper	318	76
Term debt	2,526	2,055
Lease liabilities	85	97
Total	2,929	2,228
Other Currencies [member]
Disclosure of detailed information about borrowings [line items]
Short-term bank loans, overdrafts and commercial paper	32	23
Lease liabilities	32	38
Total	£ 64	£ 61